RETIREMENT-RELATED BENEFITS - Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Defined Benefit Pension Plans
Expected Benefit Payments
Expected benefit payments, 2022	$ 99
Expected benefit payments, 2023	87
Expected benefit payments, 2024	87
Expected benefit payments, 2025	107
Expected benefit payments, 2026	100
Expected benefit payments, 2027-2031	592
Nonpension Postretirement Plans
Expected Benefit Payments
Expected benefit payments, 2023	1
Expected benefit payments, 2024	1
Expected benefit payments, 2025	1
Expected benefit payments, 2026	1
Expected benefit payments, 2027-2031	$ 3